Equity - Non-controlling interests - Net income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	€ 518	€ 509	€ 577
Debit part of net income attributable to non-controlling interests.	(67)	(38)	(33)
Total part of net income attributable to non-controlling interests	451	471	545
Sonatel And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	320	269	243
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	73	94	222
Orange Cote D'Ivoire And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	48	50	53
Medi Telecom and Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	33	33	19
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	28	29	16
Orange Belgium And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests		20	12
Debit part of net income attributable to non-controlling interests.	(15)
Orange Romania And Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.	€ (48)	€ (33)
Orange Bank And Its Subsidiaries [member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.			€ (22)